Other Assets (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Schedule of Other Assets

Other Assets

(millions of Canadian dollars)		As at

	October 31 2020	October 31 2019
Accounts receivable and other items	$10,799	$9,069
Accrued interest	2,336	2,479
Current income tax receivable	2,294	2,468
Defined benefit asset	9	13
Insurance-related assets, excluding investments	2,268	1,761

Prepaid expenses	1,150	1,297
Total	$18,856	$17,087